Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of operating segments
	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2020
Revenue	$2,029,669	$959,299	$7,034,447	$206,720	$10,230,135

Commissions and fees	1,316,800	413,351	115,843	-	1,845,994
Compensation and benefits	1,110,192	256,529	-	2,436,072	3,802,793
Occupancy	-	277,414	6,600	399,146	683,160
Communication and technology	455,323	5,160	643,630	349,937	1,454,050
General and administrative	55,028	48,210	243,172	1,917,908	2,264,318
Professional fees	26,690	16,813	278,719	1,243,612	1,565,834
Service fees	-	-	314,342	519,522	833,864
Interest	-	-	52,240	130,917	183,157
Depreciation	13,000	4,128	-	23,428	40,556
Marketing	222	222	166,013	484,867	651,324
Payment service charge	-	-	245,030	-	245,030
Other operating expenses	-	-	-	11,464	11,464
	2,977,255	1,021,827	2,065,589	7,516,873	13,581,544
Income (loss) from operations	$(947,586)	$(62,528)	$4,968,858	$(7,310,153)	$(3,351,409)
Total segment assets	$4,624,325	$213,495	$14,636,139	$3,432,110	$22,906,069

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2019
Revenue	$2,215,867	$2,648,141	$12,843,574	$819,268	$18,526,850

Commissions and fees	1,526,852	1,506,223	322,130	-	3,355,205
Compensation and benefits	1,154,378	334,964	-	941,294	2,430,636
Occupancy	202,467	198,637	1,200	189,632	591,936
Depreciation	26,845	4,087	-	21,920	52,852
Interest	-	-	-	731,812	731,812
Communication and technology	469,818	7,269	343,556	2,790	823,433
General and administrative	72,403	69,765	140,598	409,882	692,648
Professional fees	7,369	702	118,929	634,238	761,238
Marketing	2,608	-	51,714	1,056	55,378
Service fees	-	-	119,711	265,129	384,840
Payment service charge	-	-	355,585	-	355,585
Other operating expenses	5,739	-	-	4,724	10,463
	3,468,479	2,121,647	1,453,423	3,202,477	10,246,026
Income (loss) from operations	$(1,252,612)	$526,494	$11,390,151	$(2,383,209)	$8,280,824
Total segment assets	$4,823,056	$352,377	$5,307,525	$2,935,390	$13,418,348

	Futures and securities brokerage services	Insurance brokerage services	Market making (CFD) trading and other	Other	Total
Year ended December 31, 2018
Revenue	$2,066,354	$5,378,679	$-	$(876,770)	$6,568,263

Commissions and fees	1,293,577	4,157,668	-	20,357	5,471,602
Compensation and benefits	882,887	363,523	-	392,878	1,639,288
Occupancy	420,732	1,021	-	126,578	548,331
Depreciation	26,487	4,086	-	2,170	32,743
Interest	-	-	-	118	118
Communication and technology	505,152	4,596	-	78,605	588,353
General and administrative	85,208	93,880	-	360,685	539,773
Professional fees	21,081	28,710	-	178,207	227,998
Marketing	8,736	185,019	-	2,178	195,933
Service fees	-	-	-	53,592	53,592
Other operating expenses	3,063	1,359	-	10,984	15,406
	3,246,923	4,839,862	-	1,226,352	9,313,137
Income (loss) from operations	$(1,180,569)	$538,817	$-	$(2,103,122)	$(2,744,874)
Total segment assets	$12,243,072	$370,114	$-	$3,059,575	$15,672,761